Income Taxes - Deferred Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Liabilities, Gross [Abstract]
Utility plant and equipment	$ 1,200,796	$ 1,099,857
Fair value of debt instruments	90,535	92,661
Regulatory asset for income taxes	62,304	73,337
Pensions and other compensation	14,146	46,084
Storm damage	30,556	36,286
Other deferred tax liabilities	85,367	106,714
Subtotal deferred tax liabilities	1,483,704	1,454,939
Deferred Tax Assets, Gross [Abstract]
Net operating loss carryforward	(165,088)	(168,463)
Fair value of derivative instruments	(96,374)	(116,320)
Production tax credit carryforward	(89,226)	(60,613)
Other deferred tax assets	(81,194)	(65,018)
Subtotal deferred tax assets	(431,882)	(410,414)
Total	1,051,822	1,044,525
PUGET SOUND ENERGY, INC.
Deferred Tax Liabilities, Gross [Abstract]
Utility plant and equipment	1,200,796	1,099,857
Regulatory asset for income taxes	61,344	73,337
Storm damage	30,556	36,286
Other deferred tax liabilities	81,928	85,206
Subtotal deferred tax liabilities	1,374,624	1,294,686
Deferred Tax Assets, Gross [Abstract]
Net operating loss carryforward	(50,281)	(105,140)
Pension and other compensation	(63,234)	(31,312)
Fair value of derivative instruments	(92,502)	(85,394)
Production tax credit carryforward	(89,226)	(60,613)
Other deferred tax assets	(75,946)	(57,925)
Subtotal deferred tax assets	(371,189)	(340,384)
Total	$ 1,003,435	$ 954,302